 December 21, 2012

Filing Desk

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:       Form N-14 for the Calvert VP S&P 500 Index Portfolio, a series of Calvert Variable Products, Inc. (File No. 333-185528)

Ladies and Gentlemen:

Transmitted electronically herewith on behalf of Calvert Variable Products, Inc. is an amendment to Form N-14 for the Calvert VP S&P 500 Index Portfolio, pursuant to Rules 488 and 145 under the Securities Act of 1933, as amended (the “1933 Act”).

The sole purpose of this filing is to include a facing page which was inadvertently omitted from the initial filing.

Please feel free to contact me at 301-657-7044 with any questions about this filing.

            Very truly yours,

            /s/ Andrew K. Niebler

            Andrew Niebler

            Associate General Counsel

            Calvert Investments, Inc.